Marketable Securities	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Marketable Securities
Note 5 - Marketable Securities

The Company's investments in marketable securities as of December 31, 2024 and 2025 are classified as ''held-to-maturity'' and consist of the following:

		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Aggregate
	cost basis**	gains	(losses)	fair value*
	US$ thousands
At December 31, 2025
Held to maturity:
Corporate debt securities and government debt securities
Current	7,010	11	(35)	6,986
Non-Current (1 to 4 years)	25,797	70	(189)	25,678

	32,807	81	(224)	32,664

At December 31, 2024
Held to maturity:
Corporate debt securities and government debt securities
Current	20,990	-	(171)	20,819
Non-Current (1 to 3 years)	6,891	10	(61)	6,840

	27,881	10	(232)	27,659

*	Fair value is being determined using Level 2 inputs.

**	Including accrued interest in the amount of US$ 182 thousand and US$ 331 thousand as of December 31, 2024 and 2025, respectively.

The accrued interest is presented as part of other receivables on the balance sheet.

Activity in marketable securities in 2024 and 2025:	US$ thousands

Balance at January 1, 2024	24,764

Purchases of marketable securities	11,100
Amortization of discount on marketable securities	134
Proceeds from maturity of marketable securities	(8,117)

Balance at January 1, 2025	27,881

Purchases of marketable securities	49,578
Amortization of discount on marketable securities	300
Proceeds from maturity of marketable securities	(44,952)

Balance at December 31, 2025	32,807

The following table summarizes the gross unrealized losses or gains on investment securities and the fair value of those securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss or gain position, at December 31, 2025:

	Less than 12 months		12 months or more		Total
Held to maturity:	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value

Corporate debt securities and government debt securities	(192)	17,451	(32)	3,980	(224)	21,431

	Less than 12 months		12 months or more		Total
Held to maturity:	Unrealized Gains	Fair value	Unrealized Gains	Fair value	Unrealized Gains	Fair value

Corporate debt securities and government debt securities	74	9,961	7	1,272	81	11,233

The unrealized losses or gains on the investments were caused by changes in interest rate. The Company has the ability and intent to hold these investments until maturity and it is more likely than not that the Company will not be required to sell any of the securities before recovery.